Salaries and social security	12 Months Ended
Dec. 31, 2020
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security
18.	SALARIES AND SOCIAL SECURITY

	2020				2019		2018
	Non current		Current		Non current	Current	Non current	Current
Salaries and social security	—		3,318		—	2,976	—	1,950
Bonuses and incentives provision	—		4,403		—	3,468	—	1,921
Vacation provision	—		4,812		—	3,610	—	2,215
Other employee benefits	3,860	(1)	2,401	(1)	—	150	—	68

	3,860		14,934		—	10,204	—	6,154

(1)	Includes 6,102 corresponding to the voluntary retirement plan executed by the Company between August and December 2020.